John Hancock Classic Value Mega Cap Fund | Class A, B and C Shares
JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 11 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 73 to 77 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees John Hancock Classic Value Mega Cap Fund Class A, B and C Shares	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses John Hancock Classic Value Mega Cap Fund Class A, B and C Shares		Class A	Class B	Class C
Management fee		0.79%	0.79%	0.79%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses	[1]	2.08%	5.08%	3.47%
Total annual fund operating expenses		3.12%	6.87%	5.26%
Contractual expense reimbursement	[2]	(1.75%)	(4.75%)	(3.14%)
Total annual fund operating expenses after expense reimbursements		1.37%	2.12%	2.12%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.37%, 2.12% and 2.12% for Class A, B and C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation, extraordinary expenses, acquired fund fee expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until June 30, 2012 and thereafter until terminated by the adviser.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example John Hancock Classic Value Mega Cap Fund Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	633	1,258	1,908	3,642
Class B	715	1,900	3,129	5,423
Class C	315	1,295	2,368	5,029

Kept
Expense Example, No Redemption John Hancock Classic Value Mega Cap Fund Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	633	1,258	1,908	3,642
Class B	215	1,602	2,938	5,423
Class C	215	1,295	2,368	5,029

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.
Principal investment strategies

To pursue its investment objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity securities of mega-cap companies. The subadviser defines domestic mega-cap companies as companies with a market capitalization of approximately $13.2 billion or greater as of March 31, 2011. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power. In doing so, the subadviser selects companies with the following characteristics: attractive stock price; below-normal earnings; a sound plan to restore earnings; and a sustainable business advantage. The subadviser believes that this approach avoids investment in overvalued securities. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the U.S., including depositary receipts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison. The Russell Top 200 Value Index is included as an additional broad-based index.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value Index is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

Calendar year total returns - Class A (%)

Year-to-date total return The fund's total return for the three months ended March 31, 2011 was 4.07%. Best quarter: Q2 '09, 24.68% Worst quarter: Q4 '08, -25.89%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns John Hancock Classic Value Mega Cap Fund Class A, B and C Shares	1 Year	Inception	Inception date
before tax Class A	6.42%	(9.05%)	Mar. 01, 2007
before tax Class B	6.00%	(9.19%)	Mar. 01, 2007
before tax Class C	10.00%	(8.49%)	Mar. 01, 2007
After tax on distributions Class A	6.39%	(9.56%)	Mar. 01, 2007
After tax on distributions, with sale Class A	4.17%	(7.80%)	Mar. 01, 2007
Russell 1000 Value Index	15.51%	(3.44%)	Mar. 01, 2007
Russell Top 200 Value Index	11.69%	(4.60%)	Mar. 01, 2007